As filed with the Securities and Exchange Commission on March 4, 2021

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 58 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 64 ☒

(Check appropriate box or boxes.)

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 2, 2021, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ], pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ], pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until April 2, 2021, the effectiveness of the registration statement for IQ m+ Uncapped Buffer 10 September ETF (the “Fund”) filed in Post-Effective Amendment No. 33 on August 12, 2020, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 39, filed on October 8, 2020, Post-Effective Amendment No. 42, filed on November 4, 2020, Post-Effective Amendment No. 45, filed on November 19, 2020, Post-Effective Amendment No. 48, filed on December 10, 2020, Post-Effective Amendment No. 50, filed on January 7, 2021, and Post-Effective Amendment No. 53, filed on February 4, 2021.

This Post-Effective Amendment No. 58 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 33.  This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 4th day of March, 2021.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

Reena Aggarwal*	Trustee	March 4, 2021
Reena Aggarwal

Michael A. Pignataro*	Trustee	March 4, 2021
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	March 4, 2021
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and Principal	March 4, 2021
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	March 4, 2021
Adefolahan Oyefeso	Officer, and Principal Accounting
Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED